Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Financial Statement Schedule I Condensed Financial Information of Parent Company
Schedule of Condensed Balance Sheets

Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

As of December 31, 2019 and 2020

(U.S. dollars in thousands, except share data and per share data)

	As of December 31,
	2019	2020
ASSETS

Current assets:
Cash and cash equivalents	$173	$1,933
Prepaid expenses and other current assets	519	1,058
Amounts due from subsidiaries	409,258	432,494
Total current assets	409,950	435,485

Amounts due from related parties non-current	91,758	67,985

TOTAL ASSETS	$501,708	$503,470

LIABILITIES AND EQUITY

Current liabilities:
Short-term loan	11,000	11,400
Accrued expenses and other current liabilities	3,152	2,167
Contingent consideration	204	407

Total current liabilities	14,356	13,974

Long-term contingent consideration	828	1,652
Deficit of investment in subsidiaries	382,411	380,794

TOTAL LIABILITIES	$397,595	$396,420

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized, 750,816,633 and 769,444,113 shares issued and outstanding as of December 31, 2019 and 2020, respectively	751	770
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2019 and 2020, respectively	305	305
Additional paid-in capital	720,513	742,775
Accumulated deficit	(608,118)	(627,338)
Accumulated other comprehensive loss	(9,338)	(9,462)
Equity	104,113	107,050
TOTAL LIABILITIES AND EQUITY	$501,708	$503,470

Schedule of Condensed Statements of Operations And Comprehensive (Loss) Income

Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

For the years ended December 31, 2018, 2019 and 2020

(U.S. dollars in thousands, except share data and per share data)

	Years ended December 31,
	2018	2019	2020
Selling and marketing	$423	$524	$98
Research and development	1,035	1,118	467
General and administrative	25,536	8,030	16,003

Total operating expenses	26,994	9,672	16,568

Other income (expenses)	924	—	(2,765)
Interest income	3,969	7,904	7,756
Interest expenses	(3,989)	(565)	(302)
Fair value change of contingent consideration	—	20,662	(1,027)
Loss in equity method investments	(1,415)	(417)	—
Gain on deconsolidation of the subsidiaries	182,441	—
Equity in loss of subsidiaries and variable interest entities	(82,396)	(69,005)	(6,314)

Net income (loss)	$72,540	$(51,093)	$(19,220)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,770)	(3,344)	(124)
Net unrealized (loss) gain on available-for-sale investments	(9,671)	9	—
Non-controlling interest disposition	2,519	—	—
Transfer to statements of operations of realized gain on available-for-sale securities	(7,364)	(9)	—

Other comprehensive loss	(20,286)	(3,344)	(124)
Comprehensive income (loss)	52,254	(54,437)	(19,344)

Schedule of Condensed Statements of Cash Flows

Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data)

	Years ended December 31,
	2018	2019	2020

Net cash provided by (used in) operating activities	$16,026	$13,850	$(30,170)

Cash flows from investing activities:
Proceeds from sale of equity investments without readily determinable fair values	4,585	—	—
Proceeds from repayment of the note issued by OPI	—	9,564	31,529

Net cash provided by investing activities	4,585	9,564	31,529

Cash flows from financing activities:
Proceeds from exercise of share options	1,107	10	1
Proceeds from borrowings	27,000	7,000	400
Cash distribution to shareholders related to acquisition of OPI	(133,665)	—	—
Repayment of borrowings	(12,000)	(31,000)	—

Net cash (used in) provided by financing activities	(117,558)	(23,990)	401

Net (decrease) increase in cash and cash equivalents	(96,947)	(576)	1,760
Cash and cash equivalents at beginning of year	97,697	749	173
Effect of exchange rate changes	(1)	—	—
Cash and cash equivalents at end of year	$749	$173	$1,933